Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of lawsuits and proceedings that resulted in provisions

	December 31, 2022			December 31, 2021
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	151,023	(6,226)	144,797	168,258	(10,780)	157,478
Supplier claims (ii)	257,080	(53)	257,027	477,854	(123)	477,731
Other civil claims (iii)	99,462	(1,131)	98,331	95,601	(2,523)	93,078
Tax claims (iv)	79,532	(16,037)	63,495	57,509	(2,693)	54,816
Labor claims (v)	654,277	(13,979)	640,298	349,962	(15,864)	334,098
Environmental claims (vi)	406,872	(36)	406,836	331,326	(34)	331,292
Total	1,648,246	(37,462)	1,610,784	1,480,510	(32,017)	1,448,493

Current	924,038	—	924,038	809,821	—	809,821
Noncurrent	724,208	(37,462)	686,746	670,689	(32,017)	638,672

Schedule of changes in provisions

	December 31, 2021	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used(reversal)	December 31,2022
Customer claims (i)	168,258	12,258	21,316	(29,363)	(21,446)	151,023
Supplier claims (ii)	477,854	78,481	56,934	(309,321)	(46,868)	257,080
Other civil claims (iii)	95,601	22,485	13,708	(9,248)	(23,084)	99,462
Tax claims (iv)	57,509	18,216	7,837	(1,568)	(2,462)	79,532
Labor claims (v)	349,962	307,352	131,139	(76,884)	(57,292)	654,277
Environmental claims (vi)	331,326	38,632	48,511	(300)	(11,297)	406,872
Subtotal	1,480,510	477,424	279,445	(426,684)	(162,449)	1,648,246
Escrow deposits	(32,017)	(55,546)	(4,779)	13,832	41,048	(37,462)
Total	1,448,493	421,878	274,666	(412,852)	(121,401)	1,610,784

	December 31, 2020	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2021
Customer claims (i)	160,705	32,996	29,685	(30,972)	(24,156)	168,258
Supplier claims (ii)	410,734	92,135	90,788	(71,238)	(44,565)	477,854
Other civil claims (iii)	86,083	15,477	12,850	(10,056)	(8,753)	95,601
Tax claims (iv)	59,678	8,630	8,054	(15,133)	(3,720)	57,509
Labor claims (v)	316,880	100,245	36,373	(66,220)	(37,316)	349,962
Environmental claims (vi)	249,582	40,477	50,957	(33)	(9,657)	331,326
Subtotal	1,283,662	289,960	228,707	(193,652)	(128,167)	1,480,510
Escrow deposits	(31,360)	(39,586)	(11,852)	48,805	1,976	(32,017)
Total	1,252,302	250,374	216,855	(144,847)	(126,191)	1,448,493

	December 31, 2019	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2020
Customer claims (i)	253,665	16,465	19,638	(78,640)	(50,423)	160,705
Supplier claims (ii)	153,654	149,566	201,259	(68,801)	(24,944)	410,734
Other civil claims (iii)	93,910	15,944	11,109	(23,009)	(11,871)	86,083
Tax claims (iv)	59,143	4,333	2,737	(1,875)	(4,660)	59,678
Labor claims (v)	325,129	61,782	35,541	(61,039)	(44,533)	316,880
Environmental claims (vi)	192,950	35,392	27,718	—	(6,478)	249,582
Subtotal	1,078,451	283,482	298,002	(233,364)	(142,909)	1,283,662
Escrow deposits	(42,643)	(12,907)	(2,225)	18,675	7,740	(31,360)
Total	1,035,808	270,575	295,777	(214,689)	(135,169)	1,252,302

Lawsuits deemed as contingent liabilities

	December 31, 2022	December 31, 2021
Customer claims (i)	200,966	173,875
Supplier claims (ii)	1,147,606	1,521,935
Other civil claims (iii)	1,146,048	852,735
Tax claims (iv)	1,869,583	1,548,781
Labor claims (v)	1,471,423	1,095,841
Environmental claims (vi)	3,302,843	3,201,716
Total	9,138,469	8,394,883